Share-Based Compensation (The Fair Value Of SARs Expected To Vest Estimated On The Following Assumptions) (Details) (Stock Appreciation Rights (SARs) [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Appreciation Rights (SARs) [Member]
The fair value of SARs expected to vest is estimated on the following assumptions
Risk-free interest rate, Minimum	0.90%	0.90%	1.67%
Risk-free interest rate, Maximum	2.51%	2.73%	3.47%
Volatility, Minimum	51.00%	54.00%	60.00%
Volatility, Maximum	63.00%	70.00%	70.00%
Expected life, minimum	6 years	6 years	6 years
Expected life , maximum	8 years	10 years	9 years